FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 28, 2012

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Ms. Karen Rosotto

Re:  The Money Market Portfolios

File No. 811-07038

Registration Statement on Form N-1A

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), please find transmitted herewith for filing via the EDGAR system Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).  The Registrant is filing this Amendment for the purposes of:  (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on October 27, 2011; and (ii) making certain other non-material changes.

Shares of the Registrant may be purchased only in private placement transactions.  This Amendment has been filed pursuant to Rule 8b-16 under the 1940 Act.

Questions related to this filing should be directed to Bruce Bohan, Esquire at (650) 312-3504.

Sincerely yours,

THE MONEY MARKET PORTFOLIOS

/S/David P. Goss

David P. Goss

Vice President

DPG:ksa